SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION

DWS Emerging Markets Equity Fund
Deutsche Asset Management (Hong Kong) Limited is now known as DWS Investments Hong Kong Limited.
Please Retain This Supplement for Future Reference

December 21, 2018
PRO_SAISTKR-455